Income and expenses - Net other operating income (expense) (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Analysis of income and expense [line items]
Government grants		€ 4,466	€ 4,473	[1]	€ 5,263
Amortization intangibles purchase price allocation		(2,521)	(1,857)	[1]	(2,013)
Allowance for doubtful debtors		(58)	(244)	[1]	210
Capitalized expenses (asset construction)		223	316	[1]	166
Tax Credits		746	1,198	[1]	665
Personnel related income					37
Fair value adjustment Materialise Motion	[1]		770
Impairment Engimplan	[1]		(2,516)
Impairment Metal Belgium (Aldema)		(177)
Other		723	295	[1]	1,104
Total		€ 3,402	€ 2,436	[1],[2]	€ 5,432

[1]	The year 2020 has been restated to reflect the final accounting of the business combination with Materialise Motion.
[2]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.